Other assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other assets, net [Abstract]
Accounts receivable	₩ 12,511,880	₩ 9,355,388
Domestic exchange settlement debit	4,055,744	4,337,628
Guarantee deposits	1,145,045	1,184,572
Present value discount on guarantee deposits	(33,062)	(45,316)
Accrued income	2,535,847	2,612,823
Prepaid expense	202,218	193,849
Provisional payments	183,935	71,764
Sundry assets	106,341	93,766
Separate account assets	9,267,722	8,253,351
Advance payments	203,023	317,365
Unamortized deferred acquisition cost	979,942	907,868
Other	1,118,926	661,998
Allowances for credit loss of other assets	(82,895)	(66,775)
Total Other Assets	₩ 32,194,666	₩ 27,878,281